Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	48,518,200	¥530	1.3
Granted	33,786,200	365
Forfeited	(3,734,800)	441
Delivered	(15,230,000)	530

Outstanding as of March 31, 2020	63,339,600	¥447	1.0

SAR Plan A awards, Weighted-average assumptions

	Year ended March 31
	2018	2019	2020
Expected volatility	35.30%	33.30%	—%
Expected dividends yield	3.07%	3.67%	—%
Expected lives (in years)	4.5	4.5	—
Risk-free interest rate	0.10%	0.10%	—%

Activity relating to SAR Plan A awards

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	16,539,300	¥679	3.9
Granted	—	—
Exercised	(900,800)	298
Forfeited	(89,900)	630
Expired	(95,700)	298

Outstanding as of March 31, 2020	15,452,900	¥704	3.1

Exercisable as of March 31, 2020	12,945,000	¥729	2.6

Activity relating to SAR Plan B awards

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2019	39,392,900	¥508	4.1
Granted	—	—
Exercised	(16,340,900)	497
Forfeited	(399,900)	531
Expired	(313,200)	425

Outstanding as of March 31, 2020	22,338,900	¥517	3.4

Exercisable as of March 31, 2020	16,186,800	¥512	2.5

Activity related to NSU and CSU awards

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2019	31,036,558	¥389		8,760,439	¥603
Granted	13,203,853	405	(1)	—	—
Vested	(22,762,553)	438	(2)	(5,728,731)	601	(2)
Forfeited	(379,029)			(230,052)

Outstanding as of March 31, 2020	21,098,829	¥445	(3)	2,801,656	¥611	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2020.

Activity relating to NIU awards

	Outstanding (number of units)	Index price (1)
Outstanding as of March 31, 2019	5,165,744	$6,043
Granted	—	—
Vested	(4,127,154)	6,233	(2)
Forfeited	(198,636)

Outstanding as of March 31, 2020	839,954	$5,339	(3)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(3)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2020.